Retirement Benefit Schemes - Summary of Weighted Average Life Expectancy Used to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
United States
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	20 years 4 months 24 days	20 years 7 months 6 days
Member age 65 (current life expectancy), Female	22 years 4 months 24 days	22 years 7 months 6 days
Member age 45 (life expectancy at age 65), Male	21 years 10 months 24 days	22 years 2 months 12 days
Member age 45 (life expectancy at age 65), Female	23 years 9 months 18 days	24 years 1 month 6 days
United Kingdom
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	22 years 9 months 18 days	22 years 4 months 24 days
Member age 65 (current life expectancy), Female	24 years 1 month 6 days	23 years 10 months 24 days
Member age 45 (life expectancy at age 65), Male	24 years 6 months	24 years
Member age 45 (life expectancy at age 65), Female	25 years 10 months 24 days	25 years 2 months 12 days
Germany
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	18 years 3 months 18 days	20 years 2 months 12 days
Member age 65 (current life expectancy), Female	23 years 9 months 18 days	23 years 8 months 12 days
Member age 45 (life expectancy at age 65), Male	23 years 1 month 6 days	23 years
Member age 45 (life expectancy at age 65), Female	26 years	25 years 10 months 24 days
Canada
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	21 years 7 months 6 days	21 years 7 months 6 days
Member age 65 (current life expectancy), Female	24 years	23 years 10 months 24 days
Member age 45 (life expectancy at age 65), Male	22 years 7 months 6 days	22 years 7 months 6 days
Member age 45 (life expectancy at age 65), Female	24 years 10 months 24 days	24 years 10 months 24 days
Netherlands
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	20 years 7 months 6 days	21 years
Member age 65 (current life expectancy), Female	24 years	24 years 3 months 18 days
Member age 45 (life expectancy at age 65), Male	22 years 8 months 12 days	23 years 4 months 24 days
Member age 45 (life expectancy at age 65), Female	25 years 8 months 12 days	26 years 3 months 18 days
Switzerland
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	21 years 10 months 24 days	21 years 9 months 18 days
Member age 65 (current life expectancy), Female	23 years 10 months 24 days	23 years 9 months 18 days
Member age 45 (life expectancy at age 65), Male	23 years 9 months 18 days	23 years 8 months 12 days
Member age 45 (life expectancy at age 65), Female	25 years 9 months 18 days	25 years 8 months 12 days